Schedule of Provision Income Taxes From Continuing Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal and state					$ 51.1	$ 28.3	$ 51.9
Foreign					18.2	15.1	13.0
Total current					69.3	43.4	64.9
Deferred:
Federal and state					(27.9)	(12.0)	(9.0)
Foreign					(2.1)	(5.5)	(0.6)
Total deferred					(30.0)	(17.5)	(9.6)
Income tax provision	$ 4.1	$ 17.0	$ 8.7	$ 23.5	$ 39.3	$ 25.9	$ 55.3